                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07548

Morgan Stanley Global Dividend Growth Securities
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)            (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: March 31, 2005

Date of reporting period: September 30, 2004


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY GLOBAL DIVIDEND GROWTH SECURITIES PERFORMED DURING THE SEMIANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT
For the six months ended September 30, 2004

TOTAL RETURN FOR THE 6-MONTH PERIOD ENDED SEPTEMBER 30, 2004

                                                    MORGAN
                                                   STANLEY        LIPPER
                                                   CAPITAL        GLOBAL       LIPPER
                                             INTERNATIONAL     LARGE-CAP       GLOBAL
                                                    (MSCI)   VALUE FUNDS        FUNDS
CLASS A   CLASS B   CLASS C       CLASS D   WORLD INDEX(1)    AVERAGE(2)     INDEX(3)
 -0.51%    -0.89%    -0.87%        -0.40%           -0.14%         -1.16       -1.71%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

The global equity markets generally weakened for the six months ended September 30, 2004, as both the U.S. and global economies experienced a slowdown. During this time, a bias in the U.S. toward the tightening of interest rates helped moderate market performance, while faltering economic fundamentals added to investors' concerns about the viability of continuing economic recovery and kept the prospects for growth in corporate earnings mixed. In the U.S., volatility in consumer demand and the persistence of high unemployment contributed to this concern over the economy's near-term prospects.

The global markets were affected also by a slowdown in China's economy, engineered by that country's government to counter fears that excesses in the economy threatened stability. The economic slowdown in China contributed to a weakening economy in Japan, which typically benefits from its exports to China. The European economies, meanwhile, experienced weakening fundamentals as well, which resulted in largely disappointing economic growth. The domestic economies of Italy, Germany and France struggled greatly during these six months, as their large deficits led to fears that they would not be able to meet the conditions of the European Economic Stability and Growth Pact and that the latitude their governments would have to implement policies to foster growth in their economies would be further restricted.

PERFORMANCE ANALYSIS

Morgan Stanley Global Dividend Growth Securities underperformed the Morgan Stanley Capital International (MSCI) World Index for the six months ended September 30, 2004. However, the Fund outperformed Lipper Global Large-Cap Value Funds Average and the Lipper Global Funds Index. The Fund was hurt during this period primarily by its holdings in the financial and consumer staples sectors. Although an underweighting to the overall financial sector relative to the MSCI World Index was positive, stock selection within this sector led to financials being a net detractor from performance. The stocks that hurt the Fund included St. Paul Travelers, Citigroup and the insurance company Converium, whose share price suffered after an announcement that it would be forced to increase reserves substantially for the U.S. liability business it had written from 1997 to 2001. The Fund eventually sold off Converium as problems persisted for the company's balance sheet and we lost confidence in its ability to raise capital on terms that would allow it to remain attractive.

Both the Fund's allocations to and stock selection in the consumer staples and consumer discretionary sectors also served as a drag on performance. Consumer staples companies have historically performed well in weak economic periods, thanks to their ability to grow earnings consistently. An overweighted allocation to the consumer staples sector hurt the Fund during this six-month period, however, as cash flows remained flat for these companies in the rising interest rate environment that prevailed and the market's perception of a lack of relative earnings momentum was ultimately detrimental. Among the holdings within consumer staples that hurt performance were Coke and Nestle. Stock selection and an underweighted position in the consumer discretionary sector relative to the MSCI World Index also hindered performance. Within the sector, holdings in Gap and McDonalds were detrimental to the Fund's performance, as these companies experienced a slowdown in revenues in the economic environment prevailing during the period under review.

Other positions were more favorable for the Fund. Stock selection in the information technology sector helped the Fund considerably, as did an underweighted position in the sector relative to the MSCI World Index. The IT sector underperformed for the period, as consumer demand weakened significantly and many companies had to revise their estimates downward. As the Fund emphasized IT companies abroad over more expensive stocks in the U.S., stock selection was beneficial and a number of holdings in the sector made gains. Motorola was one of the strongest performers within technology after making important changes in its management and cost structure, introducing new handset models and recapturing market share from competitors.

The portfolio's holdings in materials stocks -- particularly construction materials and basic commodities -- contributed positively to overall performance. Demand from China and in the U.S. Portfolio holdings that benefited within this sector included Lafarge, Georgia-Pacific, St. Gobain and Holcim. An overweighted position in the health-care sector was also beneficial, as a number of pharmaceutical companies made gains for the Fund. The Fund also benefited over the period from an overweighted position in telecommunications services and an underweighting in utilities, in which the stocks owned by the Fund were generally insulated from the problems experienced by the sector as a whole.

TOP 10 HOLDINGS

GlaxoSmithKline PLC                          2.7%
Reed Elsevier PLC                            2.5
International Business Machines Corp.        2.3
Royal Dutch Petroleum Co.                    2.2
Wyeth                                        2.1
Altria Group, Inc.                           2.0
Vodafone Group PLC                           2.0
Citigroup, Inc.                              1.9
Nestle S.A. (Registered shares)              1.9
ENI SpA                                      1.8

TOP FIVE COUNTRIES

United States                               35.0%
United Kingdom                              21.7
Japan                                       11.5
France                                       6.4
Switzerland                                  6.3

DATA AS OF SEPTEMBER 30, 2004. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR THE TOP 10 HOLDINGS AND TOP FIVE COUNTRIES ARE AS A PERCENTAGE OF NET ASSETS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN DIVIDEND-PAYING EQUITY SECURITIES OF COMPANIES LOCATED IN VARIOUS COUNTRIES AROUND THE WORLD. THE FUND'S SUB-ADVISOR, MORGAN STANLEY INVESTMENT MANAGEMENT LIMITED, SEEKS INVESTMENTS PRIMARILY IN COMMON STOCKS (INCLUDING DEPOSITARY RECEIPTS) OF COMPANIES WITH A RECORD OF PAYING DIVIDENDS AND THE POTENTIAL FOR INCREASING DIVIDENDS. THE FUND INVESTS IN AT LEAST THREE SEPARATE COUNTRIES. THE PERCENTAGE OF THE FUND'S ASSETS INVESTED IN PARTICULAR GEOGRAPHIC SECTORS WILL SHIFT FROM TIME TO TIME IN ACCORDANCE WITH THE JUDGMENT OF THE SUB-ADVISOR.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800) 869-NEWS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED SEPTEMBER 30, 2004, IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED SEPTEMBER 30, 2004

                                   CLASS A SHARES*      CLASS B SHARES**      CLASS C SHARES+     CLASS D SHARES++
                                  (SINCE 07/28/97)      (SINCE 06/30/93)     (SINCE 07/28/97)     (SINCE 07/28/97)
SYMBOL                                       GLBAX                 GLBBX                GLBCX                GLBDX
1 YEAR                                       16.94%(4)             16.14%(4)            16.06%(4)            17.25%(4)
                                             10.80(5)              11.14(5)             15.06(5)                --
5 YEARS                                       2.41(4)               1.61(4)              1.63(4)              2.64(4)
                                              1.32(5)               1.27(5)              1.63(5)                --
10 YEARS                                        --                  7.08(4)                --                   --
                                                --                  7.08(5)                --                   --
SINCE INCEPTION                               3.76(4)               7.73(4)              2.97(4)              3.99(4)
                                              2.98(5)               7.73(5)              2.97(5)                --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT MORGANSTANLEY.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CDSC FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX (MSCI) MEASURES PERFORMANCE FROM A DIVERSE RANGE OF GLOBAL STOCK MARKETS INCLUDING THE U.S., CANADA, EUROPE, AUSTRALIA, NEW ZEALAND, AND THE FAR EAST. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) LIPPER GLOBAL LARGE-CAP VALUE FUNDS AVERAGE TRACKS THE PERFORMANCE OF ALL FUNDS IN THE LIPPER GLOBAL LARGE-CAP VALUE FUNDS CLASSIFICATION. THE AVERAGE, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. LIPPER INTRODUCED NEW CLASSIFICATIONS IN JUNE 2004 THAT CATEGORIZE INTERNATIONAL AND GLOBAL FUNDS BASED ON THE SIZE AND STYLE OF THE ACTUAL STOCKS IN THEIR PORTFOLIO, RATHER THAN ON STATED OBJECTIVES. THE FUND IS IN THE LIPPER GLOBAL LARGE-CAP VALUE FUNDS CLASSIFICATION AS OF SEPTEMBER 30, 2004.

(3) THE LIPPER GLOBAL FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER GLOBAL FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(5) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 04/01/04 - 09/30/04.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                     BEGINNING          ENDING           EXPENSES PAID
                                                                   ACCOUNT VALUE     ACCOUNT VALUE      DURING PERIOD *
                                                                   -------------     --------------     ---------------
                                                                                                          04/01/04 -
                                                                     04/01/04          09/30/04            09/30/04
                                                                   -------------     --------------     ---------------
CLASS A
Actual (-0.51% return)                                              $   1,000.00      $     994.90          $   6.00
Hypothetical (5% annual return before expenses)                     $   1,000.00      $   1,019.05          $   6.07

CLASS B
Actual (-0.89% return)                                              $   1,000.00      $     991.10          $   9.73
Hypothetical (5% annual return before expenses)                     $   1,000.00      $   1,015.29          $   9.85

CLASS C
Actual (-0.87% return)                                              $   1,000.00      $     991.30          $   9.73
Hypothetical (5% annual return before expenses)                     $   1,000.00      $   1,015.29          $   9.85

CLASS D
Actual (-0.40% return)                                              $   1,000.00      $     996.00          $   4.75
Hypothetical (5% annual return before expenses)                     $   1,000.00      $   1,020.31          $   4.81

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.20%, 1.95%, 1.95% AND 0.95% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR
     PERIOD).

MORGAN STANLEY GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED)

   NUMBER OF
    SHARES                                                                            VALUE
------------------------------------------------------------------------------------------------
                  COMMON STOCKS (96.4%)

                  AUSTRALIA (1.4%)
                  BEVERAGES: ALCOHOLIC
      2,226,914   Foster's Group Ltd.                                            $     7,660,871
                                                                                 ---------------
                  MAJOR BANKS
        648,763   National Australia
                   Bank Ltd.                                                          12,730,387
                                                                                 ---------------
                  TOTAL AUSTRALIA                                                     20,391,258
                                                                                 ---------------
                  BERMUDA (1.1%)
                  PROPERTY - CASUALTY INSURERS
        202,647   XL Capital Ltd. (Class A)                                           14,993,852
                                                                                 ---------------
                  FRANCE (6.4%)
                  CONSTRUCTION MATERIALS
        207,515   Lafarge S.A.                                                        18,179,263
                                                                                 ---------------
                  FOOD: MAJOR DIVERSIFIED
        117,106   Groupe Danone                                                        9,217,829
                                                                                 ---------------
                  INTEGRATED OIL
        115,655   Total S.A.                                                          23,585,987
                                                                                 ---------------
                  MAJOR BANKS
        300,980   BNP Paribas S.A.                                                    19,461,969
                                                                                 ---------------
                  PHARMACEUTICALS: MAJOR
        286,535   Sanofi-Aventis                                                      20,808,286
                                                                                 ---------------
                  TOTAL FRANCE                                                        91,253,334
                                                                                 ---------------
                  GERMANY (1.9%)
                  CHEMICALS: MAJOR DIVERSIFIED
        350,533   BASF AG                                                             20,682,875
                                                                                 ---------------
                  MOTOR VEHICLES
        167,767   Bayerische Motoren
                   Werke (BMW) AG                                                      6,905,265
                                                                                 ---------------
                  TOTAL GERMANY                                                       27,588,140
                                                                                 ---------------
                  HONG KONG (0.6%)
                  ELECTRIC UTILITIES
      1,893,500   Hong Kong Electric
                   Holdings Ltd.                                                       8,401,849
                                                                                 ---------------
                  IRELAND (1.8%)
                  FOOD: SPECIALTY/CANDY
        386,617   Kerry Group PLC
                   (A Shares)                                                    $     8,557,497
                                                                                 ---------------
                  MAJOR BANKS
      1,242,302   Bank of Ireland                                                     16,761,107
                                                                                 ---------------
                  TOTAL IRELAND                                                       25,318,604
                                                                                 ---------------
                  ITALY (3.2%)
                  INTEGRATED OIL
      1,137,709   ENI SpA                                                             25,521,930
                                                                                 ---------------
                  MAJOR TELECOMMUNICATIONS
      8,929,572   Telecom Italia SpA - RNC                                            20,486,738
                                                                                 ---------------
                  TOTAL ITALY                                                         46,008,668
                                                                                 ---------------
                  JAPAN (11.5%)
                  ELECTRICAL PRODUCTS
      1,248,000   Sumitomo Electric
                   Industries, Ltd.                                                   11,085,777
                                                                                 ---------------
                  ELECTRONIC EQUIPMENT/ INSTRUMENTS
        383,100   Canon, Inc.                                                         18,024,142
                                                                                 ---------------
                  ELECTRONICS/APPLIANCES
        603,000   Fuji Photo Film Co., Ltd.                                           19,826,158
                                                                                 ---------------
                  HOME BUILDING
      1,189,000   Sekisui House, Ltd.                                                 11,360,836
                                                                                 ---------------
                  HOUSEHOLD/PERSONAL CARE
        744,000   Kao Corp.                                                           16,454,496
                                                                                 ---------------
                  MAJOR TELECOMMUNICATIONS
          2,288   Nippon Telegraph &
                   Telephone Corp. (NTT)                                               9,122,906
                                                                                 ---------------
                  MOTOR VEHICLES
        370,800   Toyota Motor Corp.                                                  14,212,316
                                                                                 ---------------
                  PHARMACEUTICALS: MAJOR
        370,000   Sankyo Co., Ltd.                                                     7,830,154
        499,500   Takeda Pharmaceutical
                   Co., Ltd.                                                          22,683,924
                                                                                 ---------------
                                                                                      30,514,078
                                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
    SHARES                                                                            VALUE
------------------------------------------------------------------------------------------------
                  PHARMACEUTICALS: OTHER
        452,400   Yamanouchi
                   Pharmaceutical Co., Ltd.                                      $    14,628,011
                                                                                 ---------------
                  PROPERTY - CASUALTY INSURERS
        856,000   Mitsui Sumitomo
                   Insurance Co., Ltd.                                                 7,067,248
                                                                                 ---------------
                  SEMICONDUCTORS
        107,400   Rohm Co., Ltd.                                                      10,808,283
                                                                                 ---------------
                  TOTAL JAPAN                                                        163,104,251
                                                                                 ---------------
                  NETHERLANDS (3.5%)
                  FOOD: MAJOR DIVERSIFIED
        225,139   Unilever NV (Share
                   Certificates)                                                      12,967,763
                                                                                 ---------------
                  INDUSTRIAL CONGLOMERATES
        254,088   Koninklijke (Royal) Philips
                   Electronics NV                                                      5,826,274
                                                                                 ---------------
                  INTEGRATED OIL
        607,924   Royal Dutch Petroleum Co.
                   (NY Registered Shares)                                             31,368,878
                                                                                 ---------------
                  TOTAL NETHERLANDS                                                   50,162,915
                                                                                 ---------------
                  SOUTH KOREA (0.9%)
                  WIRELESS
                  TELECOMMUNICATIONS
        624,327   SK Telecom Co., Ltd.
                   (ADR)                                                              12,143,160
                                                                                 ---------------
                  SPAIN (1.1%)
                  MAJOR TELECOMMUNICATIONS
      1,058,160   Telefonica S.A.                                                     15,855,655
                                                                                 ---------------
                  SWITZERLAND (6.3%)
                  CHEMICALS: AGRICULTURAL
        164,588   Syngenta AG*                                                        15,725,389
                                                                                 ---------------
                  CONSTRUCTION MATERIALS
        157,832   Holcim Ltd. (Regular
                   Shares)                                                             8,344,631
                                                                                 ---------------
                  FINANCIAL CONGLOMERATES
        207,121   UBS AG (Registered
                   Shares)                                                            14,617,371
                                                                                 ---------------
                  FOOD: MAJOR DIVERSIFIED
        117,072   Nestle S.A. (Registered
                   Shares)                                                       $    26,882,852
                                                                                 ---------------
                  PHARMACEUTICALS: MAJOR
        338,830   Novartis AG (Registered
                   Shares)                                                            15,832,923
         76,018   Roche Holding AG                                                     7,873,402
                                                                                 ---------------
                                                                                      23,706,325
                                                                                 ---------------
                  TOTAL SWITZERLAND                                                   89,276,568
                                                                                 ---------------
                  UNITED KINGDOM (21.7%)
                  ADVERTISING/
                  MARKETING SERVICES
        845,880   WPP Group PLC                                                        7,883,743
      1,535,213   Yell Group PLC                                                       9,803,160
                                                                                 ---------------
                                                                                      17,686,903
                                                                                 ---------------
                  AEROSPACE & DEFENSE
      3,963,678   Rolls-Royce Group PLC                                               18,183,863
                                                                                 ---------------
                  BEVERAGES: ALCOHOLIC
      2,360,391   Allied Domecq PLC                                                   20,053,729
      1,408,517   Diageo PLC                                                          17,605,547
                                                                                 ---------------
                                                                                      37,659,276
                                                                                 ---------------
                  ELECTRIC UTILITIES
      1,108,551   National Grid
                   Transco PLC                                                         9,362,953
      1,080,363   Scottish & Southern
                   Energy PLC                                                         15,245,634
                                                                                 ---------------
                                                                                      24,608,587
                                                                                 ---------------
                  FOOD: SPECIALTY/CANDY
      2,858,545   Cadbury Schweppes PLC                                               22,007,581
                                                                                 ---------------
                  INVESTMENT MANAGERS
      1,219,784   Amvescap PLC                                                         6,601,296
                                                                                 ---------------
                  LIFE/HEALTH INSURANCE
      1,029,426   Prudential PLC                                                       8,400,947
                                                                                 ---------------
                  MAJOR BANKS
      1,701,002   Barclays PLC                                                        16,331,235
        869,127   Royal Bank of Scotland
                   Group PLC                                                          25,127,800
                                                                                 ---------------
                                                                                      41,459,035
                                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
    SHARES                                                                            VALUE
------------------------------------------------------------------------------------------------
                  MISCELLANEOUS COMMERCIAL
                  SERVICES
      2,373,437   Rentokil Initial PLC                                           $     6,470,719
                                                                                 ---------------
                  OTHER TRANSPORTATION
      1,055,877   BAA PLC                                                             10,586,912
                                                                                 ---------------
                  PHARMACEUTICALS: MAJOR
      1,763,905   GlaxoSmithKline PLC                                                 38,056,189
                                                                                 ---------------
                  PUBLISHING: BOOKS/
                  MAGAZINES
      3,996,026   Reed Elsevier PLC                                                   35,108,185
                                                                                 ---------------
                  TOBACCO
        676,755   Imperial Tobacco
                   Group PLC                                                          14,760,338
                                                                                 ---------------
                  WIRELESS
                  TELECOMMUNICATIONS
     11,585,556   Vodafone Group PLC                                                  27,755,618
                                                                                 ---------------
                   TOTAL UNITED KINGDOM                                              309,345,449
                                                                                 ---------------
                   UNITED STATES (35.0%)
                   AEROSPACE & DEFENSE
        441,102   Boeing Co.                                                          22,769,685
        158,649   General Dynamics Corp.                                              16,198,063
        424,498   Northrop Grumman Corp.                                              22,638,478
                                                                                 ---------------
                                                                                      61,606,226
                                                                                 ---------------

                  ALUMINUM
        452,023   Alcoa, Inc.                                                         15,183,453
                                                                                 ---------------
                  APPAREL/FOOTWEAR RETAIL
        363,301   Gap, Inc. (The)                                                      6,793,729
                                                                                 ---------------
                  BEVERAGES: NON-ALCOHOLIC
        168,975   Coca-Cola Co. (The)                                                  6,767,449
                                                                                 ---------------
                  CHEMICALS: MAJOR DIVERSIFIED
         91,966   Du Pont (E.I.)
                   de Nemours & Co.                                                    3,936,145
                                                                                 ---------------
                  COMPUTER PROCESSING HARDWARE
        829,089   Hewlett-Packard Co.                                                 15,545,419
                                                                                 ---------------
                  DATA PROCESSING SERVICES
        409,862   First Data Corp.                                                    17,828,997
                                                                                 ---------------
                  ELECTRICAL PRODUCTS
         84,305   Emerson Electric Co.                                                 5,217,637
                                                                                 ---------------
                  FINANCIAL CONGLOMERATES
        614,365   Citigroup, Inc.                                                $    27,105,784
        292,074   Prudential Financial, Inc.                                          13,739,161
                                                                                 ---------------
                                                                                      40,844,945
                                                                                 ---------------
                  INDUSTRIAL CONGLOMERATES
        234,802   Tyco International Ltd.
                   (Bermuda)                                                           7,199,029
         91,091   United Technologies Corp.                                            8,506,078
                                                                                 ---------------
                                                                                      15,705,107
                                                                                 ---------------
                  INFORMATION TECHNOLOGY SERVICES
        375,599   International Business
                   Machines Corp.                                                     32,203,858
                                                                                 ---------------
                  INTEGRATED OIL
        242,100   ChevronTexaco Corp.                                                 12,986,244
        225,752   Exxon Mobil Corp.                                                   10,910,594
                                                                                 ---------------
                                                                                      23,896,838
                                                                                 ---------------
                  INVESTMENT BANKS/BROKERS
        276,688   Merrill Lynch & Co., Inc.                                           13,756,927
                                                                                 ---------------
                  INVESTMENT MANAGERS
        603,355   Mellon Financial Corp.                                              16,706,900
                                                                                 ---------------
                  MAJOR TELECOMMUNICATIONS
        759,565   SBC Communications, Inc.                                            19,710,712
        598,353   Verizon
                   Communications Inc.                                                23,563,141
                                                                                 ---------------
                                                                                      43,273,853
                                                                                 ---------------
                  PHARMACEUTICALS: MAJOR
        657,439   Bristol-Myers Squibb Co.                                            15,561,581
        207,929   Merck & Co. Inc.                                                     6,861,657
        624,205   Pfizer Inc.                                                         19,100,673
        789,096   Wyeth                                                               29,512,190
                                                                                 ---------------
                                                                                      71,036,101
                                                                                 ---------------
                  PROPERTY - CASUALTY INSURERS
        512,766   St. Paul Travelers
                   Companies, Inc. (The)                                              16,952,044
                                                                                 ---------------
                  PUBLISHING: NEWSPAPERS
        220,822   New York Times Co. (The)
                   (Class A)                                                           8,634,140
                                                                                 ---------------
                  PULP & PAPER
        307,092   Georgia-Pacific Corp.                                               11,039,957
                                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
    SHARES                                                                            VALUE
------------------------------------------------------------------------------------------------
                  RESTAURANTS
        601,810   McDonald's Corp.                                               $    16,868,734
                                                                                 ---------------
                  SPECIALTY INSURANCE
        221,945   MBIA Inc.                                                           12,919,418
                                                                                 ---------------
                  TOBACCO
        605,565   Altria Group, Inc.                                                  28,485,778
        504,106   Loews Corp. - Carolina
                   Group                                                              12,285,063
                                                                                 ---------------
                                                                                      40,770,841
                                                                                 ---------------
                   TOTAL UNITED STATES                                               497,488,718
                                                                                 ---------------
TOTAL COMMON STOCKS
(COST $1,167,369,449)                                                              1,371,332,421
                                                                                 ---------------

    PRINCIPAL
    AMOUNT IN
    THOUSANDS
---------------
                  SHORT-TERM INVESTMENT (3.2%)
                  REPURCHASE AGREEMENT
$        45,089   Joint repurchase
                   agreement account 1.87%
                   due 10/01/04 (dated
                   09/30/04; proceeds
                   $45,091,342)(a)
                   (COST $45,089,000)                                                 45,089,000
                                                                                 ---------------
TOTAL INVESTMENTS
 (COST $1,212,458,449) (b)                                             99.6%       1,416,421,421
OTHER ASSETS IN EXCESS OF
 LIABILITIES                                                            0.4            6,263,843
                                                                      -----      ---------------
NET ASSETS                                                            100.0%     $ 1,422,685,264
                                                                      =====      ===============

----------

  ADR AMERICAN DEPOSITORY RECEIPT.
    * NON-INCOME PRODUCING SECURITY.
  (a) COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
  (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $247,718,524 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $43,755,552, RESULTING IN NET UNREALIZED APPRECIATION OF $203,962,972.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT SEPTEMBER 30, 2004:

                                              UNREALIZED
      CONTRACTS    IN EXCHANGE    DELIVERY   APPRECIATION
     TO DELIVER        FOR          DATE    (DEPRECIATION)
---------------------------------------------------------
$       262,490   AUD   366,095   10/01/04   $      3,771
$     3,252,730   GBP 1,799,773   10/01/04          7,559
EUR   2,173,279   $   2,676,828   10/01/04        (25,645)
EUR   2,084,061   $   2,584,861   10/04/04         (6,669)
                                             ------------
         Net unrealized depreciation         $    (20,984)
                                             ============

CURRENCY ABBREVIATIONS:

AUD    Australian Dollar.
GBP    British Pound.
EUR    Euro.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GLOBAL DIVIDEND GROWTH SECURITIES
SUMMARY OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED)

                                                     PERCENT OF
INDUSTRY                              VALUE          NET ASSETS
---------------------------------------------------------------
Pharmaceuticals: Major          $   184,120,980        12.9%
Integrated Oil                      104,373,634         7.3
Major Banks                          90,412,498         6.4
Major
 Telecommunications                  88,739,152         6.2
Aerospace & Defense                  79,790,090         5.6
Tobacco                              55,531,179         3.9
Financial Conglomerates              55,462,316         3.9
Food: Major Diversified              49,068,444         3.4
Beverages: Alcoholic                 45,320,147         3.2
Repurchase Agreement                 45,089,000         3.2
Wireless
 Telecommunications                  39,898,778         2.8
Property - Casualty
 Insurers                            39,013,143         2.7
Publishing: Books/
 Magazines                           35,108,185         2.5
Electric Utilities                   33,010,437         2.3
Information Technology
 Services                            32,203,858         2.3
Food: Specialty/Candy                30,565,077         2.1
Construction Materials               26,523,894         1.9
Chemicals: Major
 Diversified                         24,619,020         1.7
Investment Managers                  23,308,196         1.6
Industrial Conglomerates             21,531,380         1.5
Motor Vehicles                       21,117,581         1.5
Electronics/Appliances               19,826,158         1.4
Electronic Equipment/
 Instruments                         18,024,142         1.3
Data Processing Services             17,828,997         1.3
Advertising/Marketing
 Services                       $    17,686,903         1.2%
Restaurants                          16,868,734         1.2
Household/Personal Care              16,454,496         1.2
Electrical Products                  16,303,413         1.1
Chemicals: Agricultural              15,725,389         1.1
Computer Processing
 Hardware                            15,545,419         1.1
Aluminum                             15,183,453         1.1
Pharmaceuticals: Other               14,628,011         1.0
Investment Banks/
 Brokers                             13,756,927         1.0
Specialty Insurance                  12,919,418         0.9
Home Building                        11,360,836         0.8
Pulp & Paper                         11,039,957         0.8
Semiconductors                       10,808,283         0.8
Other Transportation                 10,586,912         0.7
Publishing: Newspapers                8,634,140         0.6
Life/Health Insurance                 8,400,947         0.6
Apparel/Footwear Retail               6,793,729         0.5
Beverages: Non-Alcoholic              6,767,449         0.5
Miscellaneous
 Commercial Services                  6,470,719         0.5
                                ---------------        ----
                                $ 1,416,421,421*       99.6%
                                ===============        ====

                                                     PERCENT OF
TYPE OF INVESTMENT                    VALUE          NET ASSETS
---------------------------------------------------------------
Common Stocks                   $ 1,371,332,421        96.4%
Short-Term Investment                45,089,000         3.2
                                ---------------        ----
                                $ 1,416,421,421*       99.6%
                                ===============        ====

----------
     * DOES NOT INCLUDE OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS WITH NET UNREALIZED DEPRECIATION OF $20,984.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2004 (UNAUDITED)

ASSETS:
Investments in securities, at value (cost $1,212,458,449)                          $    1,416,421,421
Cash (including foreign currency valued at 571,522 with a cost of 566,222)                  1,069,215
Receivable for:
  Investments sold                                                                          7,367,800
  Dividends                                                                                 3,472,149
  Shares of beneficial interest sold                                                          965,676
  Foreign withholding taxes reclaimed                                                         752,497
Prepaid expenses and other assets                                                             122,107
                                                                                   ------------------
    TOTAL ASSETS                                                                        1,430,170,865
                                                                                   ------------------
LIABILITIES:
Unrealized depreciation on open forward foreign currency contracts                             20,984
Payable for:
  Investments purchased                                                                     3,526,550
  Shares of beneficial interest redeemed                                                    1,841,048
  Distribution fee                                                                            951,285
  Investment management fee                                                                   873,005
Accrued expenses and other payables                                                           272,729
                                                                                   ------------------
    TOTAL LIABILITIES                                                                       7,485,601
                                                                                   ------------------
    NET ASSETS                                                                     $    1,422,685,264
                                                                                   ==================
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                                    $    1,325,485,723
Net unrealized appreciation                                                               204,045,189
Accumulated undistributed net investment income                                             9,381,084
Accumulated net realized loss                                                            (116,226,732)
                                                                                   ------------------
    NET ASSETS                                                                     $    1,422,685,264
                                                                                   ==================
CLASS A SHARES:
Net Assets                                                                         $       28,340,883
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                   2,274,273
    NET ASSET VALUE PER SHARE                                                      $            12.46
                                                                                   ==================
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                                $            13.15
                                                                                   ==================
CLASS B SHARES:
Net Assets                                                                         $    1,125,322,777
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                  90,294,685
    NET ASSET VALUE PER SHARE                                                      $            12.46
                                                                                   ==================
CLASS C SHARES:
Net Assets                                                                         $       16,329,445
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                   1,320,795
    NET ASSET VALUE PER SHARE                                                      $            12.36
                                                                                   ==================
CLASS D SHARES:
Net Assets                                                                         $      252,692,159
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                  20,262,190
    NET ASSET VALUE PER SHARE                                                      $            12.47
                                                                                   ==================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED)

NET INVESTMENT INCOME:
INCOME
Dividends (net of $1,892,796 foreign withholding tax)                              $       22,558,394
Interest                                                                                      282,902
                                                                                   ------------------
    TOTAL INCOME                                                                           22,841,296
                                                                                   ------------------
EXPENSES
Distribution fee (Class A shares)                                                              34,806
Distribution fee (Class B shares)                                                           5,913,536
Distribution fee (Class C shares)                                                              82,395
Investment management fee                                                                   5,464,963
Transfer agent fees and expenses                                                            1,169,327
Custodian fees                                                                                128,902
Shareholder reports and notices                                                                87,302
Professional fees                                                                              47,604
Registration fees                                                                              46,358
Trustees' fees and expenses                                                                    14,398
Other                                                                                          32,181
                                                                                   ------------------
    TOTAL EXPENSES                                                                         13,021,772
                                                                                   ------------------
    NET INVESTMENT INCOME                                                                   9,819,524
                                                                                   ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN ON:
Investments                                                                                53,072,820
Foreign exchange transactions                                                                  62,978
                                                                                   ------------------
    NET REALIZED GAIN                                                                      53,135,798
                                                                                   ------------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                                               (74,824,948)
Translation of other assets and liabilities denominated in foreign currencies                 116,301
                                                                                   ------------------
    NET DEPRECIATION                                                                      (74,708,647)
                                                                                   ------------------
    NET LOSS                                                                              (21,572,849)
                                                                                   ------------------
NET DECREASE                                                                       $      (11,753,325)
                                                                                   ==================

                          SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                                       FOR THE SIX          FOR THE YEAR
                                                                                      MONTHS ENDED              ENDED
                                                                                   SEPTEMBER 30, 2004      MARCH 31, 2004
                                                                                   ------------------    ------------------
                                                                                       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                              $        9,819,524    $        8,280,582
Net realized gain                                                                          53,135,798            64,155,609
Net change in unrealized appreciation                                                     (74,708,647)          447,009,430
                                                                                   ------------------    ------------------

    NET INCREASE (DECREASE)                                                               (11,753,325)          519,445,621
                                                                                   ------------------    ------------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                                               (326,590)             (200,383)
Class B shares                                                                             (4,661,746)           (9,190,390)
Class C shares                                                                                (96,117)             (102,284)
Class D shares                                                                             (3,380,337)           (1,531,654)
                                                                                   ------------------    ------------------

    TOTAL DIVIDENDS                                                                        (8,464,790)          (11,024,711)
                                                                                   ------------------    ------------------

Net decrease from transactions in shares of beneficial interest                           (69,845,565)         (130,103,189)
                                                                                   ------------------    ------------------

    NET INCREASE (DECREASE)                                                               (90,063,680)          378,317,721

NET ASSETS:
Beginning of period                                                                     1,512,748,944         1,134,431,223
                                                                                   ------------------    ------------------

END OF PERIOD
(Including accumulated undistributed net investment income of $9,381,084
and $8,026,350, respectively)                                                      $    1,422,685,264    $    1,512,748,944
                                                                                   ==================    ==================

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2004 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Global Dividend Growth Securities (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund was organized as a Massachusetts business trust on January 12, 1993 and commenced operations on June 30, 1993. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") or Morgan Stanley Investment Management Limited (the "Sub-Advisor"), an affiliate of the Investment Manager, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Manager using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENTS
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.75% to the portion of daily net assets not exceeding $1 billion; 0.725% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.70% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.675% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.65% to the portion of daily net assets exceeding $3.5 billion but not exceeding $4.5 billion; and 0.625% to the portion of daily net assets in excess of $4.5 billion.

Under a Sub-Advisory Agreement between the Investment Manager and the Sub-Advisor, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager paid the Sub-Advisor compensation of $2,459,233 for the six months ended September 30, 2004.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $2,100,580 at September 30, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended September 30, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended September 30, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $451, $162,453 and $2,381, respectively and received $40,664 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 2004 aggregated $152,836,001 and $216,809,202, respectively.

Included in the aforementioned transactions are sales with other Morgan Stanley funds of $41,610, including a net realized gain of $5,057.

For the six months ended September 30, 2004, the Fund incurred brokerage commissions of $11,187 and $11,950 with Morgan Stanley & Co., Inc., and Morgan Stanley International Limited, respectively, affiliates of the Investment Manager, Distributor and Sub-Advisor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager, Distributor and Sub-Advisor, is the Fund's transfer agent. At September 30, 2004, the Fund had transfer agent fees and expenses payable of approximately $68,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation.

Aggregate pension costs for the six months ended September 30, 2004 included in Trustees' fees and expenses in the Statement of Operations amounted to $4,154. At September 30, 2004, the Fund had an accrued pension liability of $66,138 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                            FOR THE SIX                           FOR THE YEAR
                                            MONTHS ENDED                             ENDED
                                         SEPTEMBER 30, 2004                      MARCH 31, 2004
                                 ----------------------------------    ----------------------------------
                                            (UNAUDITED)
                                     SHARES             AMOUNT             SHARES             AMOUNT
                                 ---------------    ---------------    ---------------    ---------------
CLASS A SHARES
Sold                                     411,748    $     5,137,889          9,597,101    $    95,892,122
Reinvestment of dividends                 19,376            247,046             16,037            165,659
Redeemed                                (270,457)        (3,384,913)        (9,173,746)       (92,507,621)
                                 ---------------    ---------------    ---------------    ---------------
Net increase -- Class A                  160,667          2,000,022            439,392          3,550,160
                                 ---------------    ---------------    ---------------    ---------------
CLASS B SHARES
Sold                                   2,041,078         25,573,151          4,576,403         52,227,870
Reinvestment of dividends                323,014          4,128,113            787,974          8,155,515
Redeemed                              (9,927,052)      (124,074,838)       (23,236,489)      (256,461,229)
                                 ---------------    ---------------    ---------------    ---------------
Net decrease -- Class B               (7,562,960)       (94,373,574)       (17,872,112)      (196,077,844)
                                 ---------------    ---------------    ---------------    ---------------
CLASS C SHARES
Sold                                     183,624          2,283,418            396,992          4,496,111
Reinvestment of dividends                  7,126             90,359              9,366             96,283
Redeemed                                (172,484)        (2,139,030)          (281,175)        (3,117,213)
                                 ---------------    ---------------    ---------------    ---------------
Net increase -- Class C                   18,266            234,747            125,183          1,475,181
                                 ---------------    ---------------    ---------------    ---------------
CLASS D SHARES
Sold                                   3,530,361         44,374,501          8,244,515         91,719,864
Reinvestment of dividends                230,802          2,942,719            128,963          1,330,899
Redeemed                              (1,997,582)       (25,023,980)        (2,850,561)       (32,101,449)
                                 ---------------    ---------------    ---------------    ---------------
Net increase -- Class D                1,763,581         22,293,240          5,522,917         60,949,314
                                 ---------------    ---------------    ---------------    ---------------
Net decrease in Fund                  (5,620,446)   $   (69,845,565)       (11,784,620)   $  (130,103,189)
                                 ===============    ===============    ===============    ===============

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

7. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of March 31, 2004, the Fund had net capital loss carryforward of $165,189,478 of which $35,865,127 will expire on March 31, 2009, $15,842,943 will expire on March 31, 2010, $42,186,997, will expire on March 31, 2011 and $71,229,411 will expire on March 31, 2012 to offset future capital gains to the extent provided by regulations.

As of March 31, 2004, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital loss deferrals on wash sales and foreign tax credit pass-through.

8. LEGAL MATTERS
The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment

Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY GLOBAL DIVIDEND GROWTH SECURITIES

FINANCIAL HIGHLIGHTS

     Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                  FOR THE SIX                        FOR THE YEAR ENDED MARCH 31,
                                                 MONTHS ENDED         ------------------------------------------------------------
                                              SEPTEMBER 30, 2004        2004         2003         2002         2001         2000
                                              ------------------      --------     --------     --------     --------     --------
                                                 (UNAUDITED)
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period          $            12.68      $   8.61     $  11.34     $  11.10     $  12.46     $  13.20
                                              ------------------      --------     --------     --------     --------     --------
Income (loss) from investment operations:
  Net investment income++                                   0.12          0.14         0.16         0.17         0.18         0.22
  Net realized and unrealized
   gain (loss)                                             (0.19)         4.03        (2.74)        0.24        (0.71)        0.86
                                              ------------------      --------     --------     --------     --------     --------
Total income (loss) from investment
 operations                                                (0.07)         4.17        (2.58)        0.41        (0.53)        1.08
                                              ------------------      --------     --------     --------     --------     --------

Less dividends and distributions from:
  Net investment income                                    (0.15)        (0.10)       (0.15)       (0.17)       (0.20)       (0.29)
  Net realized gain                                            -             -            -            -        (0.63)       (1.53)
                                              ------------------      --------     --------     --------     --------     --------
Total dividends and distributions                          (0.15)        (0.10)       (0.15)       (0.17)       (0.83)       (1.82)
                                              ------------------      --------     --------     --------     --------     --------
Net asset value, end of period                $            12.46      $  12.68     $   8.61     $  11.34     $  11.10     $  12.46
                                              ==================      ========     ========     ========     ========     ========

TOTAL RETURN+                                              (0.51)%(1)    48.65%      (22.98)%       3.73%       (4.52)%       8.00%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                    1.20%(2)      1.20%        1.19%        1.16%        1.15%        1.13%
Net investment income                                       1.90%(2)      1.21%        1.67%        1.38%        1.52%        1.61%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands                                    $           28,341      $ 26,792     $ 14,421     $ 20,392     $ 36,311     $ 44,929
Portfolio turnover rate                                       11%(1)        79%          36%           8%          33%          41%

----------
  ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
   + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
  (1) NOT ANNUALIZED.
  (2) ANNUALIZED.
  (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                  FOR THE SIX                        FOR THE YEAR ENDED MARCH 31,
                                                 MONTHS ENDED         ------------------------------------------------------------
                                              SEPTEMBER 30, 2004        2004         2003         2002         2001         2000
                                              ------------------      --------     --------     --------     --------     --------
                                                 (UNAUDITED)
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period          $            12.62      $   8.63     $  11.34     $  11.12     $  12.46     $  13.19
                                              ------------------      --------     --------     --------     --------     --------
Income (loss) from investment operations:
  Net investment income++                                   0.07          0.05         0.09         0.07         0.09         0.13
  Net realized and unrealized
   gain (loss)                                             (0.18)         4.02        (2.74)        0.23        (0.70)        0.86
                                              ------------------      --------     --------     --------     --------     --------
Total income (loss) from investment
 operations                                                (0.11)         4.07        (2.65)        0.30        (0.61)        0.99
                                              ------------------      --------     --------     --------     --------     --------

Less dividends and distributions from:
  Net investment income                                    (0.05)        (0.08)       (0.06)       (0.08)       (0.10)       (0.19)
  Net realized gain                                            -             -            -            -        (0.63)       (1.53)
                                              ------------------      --------     --------     --------     --------     --------
Total dividends and distributions                          (0.05)        (0.08)       (0.06)       (0.08)       (0.73)       (1.72)
                                              ------------------      --------     --------     --------     --------     --------
Net asset value, end of period                $            12.46      $  12.62     $   8.63     $  11.34     $  11.12     $  12.46
                                              ==================      ========     ========     ========     ========     ========

TOTAL RETURN+                                              (0.89)%(1)    47.58%      (23.58)%       2.73%       (5.18)%       7.30%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                    1.95%(2)      1.96%        1.97%        1.93%        1.90%        1.79%
Net investment income                                       1.15%(2)      0.45%        0.89%        0.61%        0.77%        0.95%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions        $            1,125      $  1,235     $    998     $  1,649     $  1,974     $  2,873
Portfolio turnover rate                                       11%(1)        79%          36%           8%          33%          41%

----------
  ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
   + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
  (1) NOT ANNUALIZED.
  (2) ANNUALIZED.
  (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                  FOR THE SIX                        FOR THE YEAR ENDED MARCH 31,
                                                 MONTHS ENDED         ------------------------------------------------------------
                                              SEPTEMBER 30, 2004        2004         2003         2002         2001         2000
                                              ------------------      --------     --------     --------     --------     --------
                                                 (UNAUDITED)
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period          $            12.54      $   8.58     $  11.29     $  11.08     $  12.42     $  13.17
                                              ------------------      --------     --------     --------     --------     --------
Income (loss) from investment operations:
  Net investment income++                                   0.07          0.05         0.09         0.07         0.10         0.11
  Net realized and unrealized
   gain (loss)                                             (0.18)         4.00        (2.73)        0.23        (0.71)        0.87
                                              ------------------      --------     --------     --------     --------     --------
Total income (loss) from investment
 operations                                                (0.11)         4.05        (2.64)        0.30        (0.61)        0.98
                                              ------------------      --------     --------     --------     --------     --------

Less dividends and distributions from:
  Net investment income                                    (0.07)        (0.09)       (0.07)       (0.09)       (0.10)       (0.20)
  Net realized gain                                            -             -            -            -        (0.63)       (1.53)
                                              ------------------      --------     --------     --------     --------     --------
Total dividends and distributions                          (0.07)        (0.09)       (0.07)       (0.09)       (0.73)       (1.73)
                                              ------------------      --------     --------     --------     --------     --------
Net asset value, end of period                $            12.36      $  12.54     $   8.58     $  11.29     $  11.08     $  12.42
                                              ==================      ========     ========     ========     ========     ========

TOTAL RETURN+                                              (0.87)%(1)    47.54%      (23.61)%       2.76%       (5.15)%       7.22%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                    1.95%(2)      1.96%        1.97%        1.93%        1.83%        1.90%
Net investment income                                       1.15%(2)      0.45%        0.89%        0.61%        0.84%        0.84%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands       $           16,329      $ 16,336     $ 10,096     $ 12,784     $ 14,735     $ 17,406
Portfolio turnover rate                                       11%(1)        79%          36%           8%          33%          41%

----------
  ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
   + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
  (1) NOT ANNUALIZED.
  (2) ANNUALIZED.
  (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                  FOR THE SIX                        FOR THE YEAR ENDED MARCH 31,
                                                 MONTHS ENDED         ------------------------------------------------------------
                                              SEPTEMBER 30, 2004         2004        2003         2002         2001         2000
                                              ------------------      ---------    ---------    --------     --------     --------
                                                 (UNAUDITED)
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period          $            12.69      $    8.61    $   11.33    $  11.12     $  12.48     $  13.21
                                              ------------------      ---------    ---------    --------     --------     --------
Income (loss) from investment operations:
  Net investment income++                                   0.13           0.15         0.17        0.15         0.20         0.25
  Net realized and unrealized
   gain (loss)                                             (0.18)          4.04        (2.72)       0.27        (0.70)        0.86
                                              ------------------      ---------    ---------    --------     --------     --------
Total income (loss) from investment
 operations                                                (0.05)          4.19        (2.55)       0.42        (0.50)        1.11
                                              ------------------      ---------    ---------    --------     --------     --------

Less dividends and distributions from:
  Net investment income                                    (0.17)         (0.11)       (0.17)      (0.21)       (0.23)       (0.31)
  Net realized gain                                            -              -            -           -        (0.63)       (1.53)
                                              ------------------      ---------    ---------    --------     --------     --------
Total dividends and distributions                          (0.17)         (0.11)       (0.17)      (0.21)       (0.86)       (1.84)
                                              ------------------      ---------    ---------    --------     --------     --------
Net asset value, end of period                $            12.47      $   12.69    $    8.61    $  11.33     $  11.12     $  12.48
                                              ==================      =========    =========    ========     ========     ========

TOTAL RETURN+                                              (0.40)%(1)     49.09%      (22.80)%      3.79%       (4.26)%       8.28%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                    0.95%(2)       0.96%        0.97%       0.93%        0.90%        0.90%
Net investment income                                       2.15%(2)       1.45%        1.89%       1.61%        1.77%        1.84%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands                                    $          252,692      $ 234,691    $ 111,664    $ 85,970     $ 31,690     $ 77,195
Portfolio turnover rate                                       11%(1)         79%          36%          8%          33%          41%

----------
  ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
   + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
  (1) NOT ANNUALIZED.
  (2) ANNUALIZED.
  (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR
Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, United Kingdom E14 4QA

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its Trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]


38571RPT-RA04-00764P-Y09/04

                                                                       [GRAPHIC]

                                                            MORGAN STANLEY FUNDS

                                                                  MORGAN STANLEY
                                                                 GLOBAL DIVIDEND
                                                               GROWTH SECURITIES


                                                               SEMIANNUAL REPORT
                                                              SEPTEMBER 30, 2004


                                                           [MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Dividend Growth Securities

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2004